PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	June 30,	December 31,
	2022	2021
Laboratory equipment	$65,285	$66,403
Computer equipment	19,383	17,657
Total property and equipment	84,668	84,060
Less: accumulated depreciation	(81,892)	(79,389)
Property and equipment, net	$2,776	$4,671

Depreciation expense was $2,108 and $10,750 for the three months ended June 30, 2022 and 2021, respectively and $3,887 and $21,477 for the six months ended June 30, 2022 and 2021, respectively.

5.	PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	December 31,
	2021	2020
Laboratory equipment	$66,403	$151,114
Computer equipment	17,657	11,498
Total property and equipment	84,060	162,612
Less: accumulated depreciation	(79,389)	(84,501)
Property and equipment, net	$4,671	$78,111

Depreciation expense was $40,576 and $6,726 for the years ended December 31, 2021 and 2020, respectively. The Company recognized a gain on the sale of property and equipment of $59,157 for the year ended December 31, 2021.